Shareowners' Equity - Narrative (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Preferred Stock, Shares Issued	50,000	50,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01